INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Statutory rate	17.00%	21.00%	21.00%
Tax benefit at statutory rate	$ 21,367	$ 33,819	$ 126,459
Foreign tax rate differential	(19,356)	1,116	(21,914)
Foreign income inclusion in the U.S.	0	(4,366)	(48,998)
Change in valuation allowance	(10,431)	(38,627)	(56,553)
Unrecognized tax (expense) benefits	(3,896)	(2,424)	1,187
Other	189	360	869
(Provision for) benefit from income taxes	$ (12,127)	$ (10,122)	$ 1,050